Going Concern and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Going Concern and Liquidity [Abstract]
GOING CONCERN AND LIQUIDITY

NOTE 2 - GOING CONCERN AND LIQUIDITY

At September 30, 2014, the negative working capital of the Company was $1,133,410. Further, the Company incurred net losses of $1,629,777 and $2,640,590 for the nine months ended September 30, 2014 and for the year ended December 31, 2013 respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts or classification of liabilities that might be necessary in the event the Company cannot continue in existence. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations or obtain additional financing.

NOTE 2 - GOING CONCERN AND LIQUIDITY

At December 31, 2013, the negative working capital of the Company was $1,572,905. Further, the Company incurred net losses of $2,640,590 and $2,789,976 for the years ended December 31, 2013 and 2012, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts or classification of liabilities that might be necessary in the event the Company cannot continue in existence. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations or obtain additional financing.